UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [ ]: Amendment Number:
                                               -----------------------

      This Amendment (Check only one):  | | is a restatement.

                                        | | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Cliffwood Partners LLC
Address:      11726 San Vicente Blvd. #600
              Los Angeles, CA  90049


Form 13F File Number: 028-06233

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Carl B. Tash
Title:        Chief Executive Officer
Phone:        (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                            11726 San Vicente Blvd. #600       November 14, 2008
/s/ Carl B. Tash            Los Angeles, CA  90049
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Report Type (Check only one):

|X| 13F HOLDINGS REPORT

| | 13F NOTICE

| | 13F COMBINATION REPORT

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                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $418,080 (thousands)

List of Other Included Managers:            None

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
                                                     Form 13F INFORMATION TABLE

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                                                            Value      Shrs or   SH/  Put/  Investment   Other     Voting authority
  Name of Issuer               Class Title      CUSIP     (x$1000)     prn amt.  PRN  Call  discretion  managers  Sole  Shared  None
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
Acadia Rlty Tr                Com Sh Ben Int  004239109  $21,106.00    834,900   SH             Yes      None     sole
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American Ld Lease Inc              Com        027118108  $12,233.00    629,600   SH             Yes      None     sole
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AvalonBay Cmntys Inc               Com        053484101  $22,835.00    232,017   SH             Yes      None     sole
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Biomed Realty Trust Inc            Com        09063H107  $17,700.00    669,200   SH             Yes      None     sole
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Boston Properties Inc              Com        101121101  $16,119.00    172,100   SH             Yes      None     sole
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Corporate Office Pptys Tr      Sh Ben Int     22002T108  $18,476.00    457,900   SH             Yes      None     sole
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Corrections Corp Amer New        Com New      22025Y407  $21,505.00    865,400   SH             Yes      None     sole
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Douglas Emmett Inc                 Com        25960P109  $12,550.00    544,000   SH             Yes      None     sole
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Essex Ppty Tr Inc                  Com        297178105  $14,448.00    122,100   SH             Yes      None     sole
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Federal Realty Invt Tr        Sh Ben Int New  313747206  $33,153.00    387,300   SH             Yes      None     sole
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Kilroy Rlty Corp                   Com        49427F108  $13,979.00    292,500   SH             Yes      None     sole
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Kroger Co                          Com        501044101   $2,770.00    100,800   SH             Yes      None     sole
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Macerich Co                        Com        554382101  $25,498.00    400,600   SH             Yes      None     sole
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Magna Entmt Corp                  CL A        559211107     $199.00    113,536   SH             Yes      None     sole
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MFA Mtg Invts Inc                  Com        55272X102   $4,204.00    646,700   SH             Yes      None     sole
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MI Devs Inc                   CL A Sub Vtg    55304X104  $12,884.00    696,808   SH             Yes      None     sole
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ProLogis                       Sh Ben Int     743410102  $14,209.00    344,300   SH             Yes      None     sole
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Public Storage                     Com        74460D109  $18,446.00    186,300   SH             Yes      None     sole
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Stratus Pptys Inc                Com New      863167201  $16,335.00    593,556   SH             Yes      None     sole
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Starwood Hotels&Resorts Wrld       Com        85590A401  $13,110.00    465,900   SH             Yes      None     sole
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Tanger Factory Outlet CTRS I       Com        875465106  $20,281.00    463,150   SH             Yes      None     sole
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Taubman Ctrs Inc                   Com        876664103  $43,055.00    861,100   SH             Yes      None     sole
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Ventas Inc                         Com        92276F100  $22,476.00    454,800   SH             Yes      None     sole
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Vornado Rlty Tr                Sh Ben Int     929042109  $13,160.00    144,700   SH             Yes      None     sole
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Winthrop Rlty Tr               Sh Ben Int     976391102   $7,349.00  1,884,268   SH             Yes      None     sole
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REPORT SUMMARY              25 data records             $418,080.00
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